UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     November 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $197,290 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362     7874   460460 SH       SOLE                   460460        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    10863   691490 SH       SOLE                   691490        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    21174  1461300 SH       SOLE                  1461300        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     3448   231400 SH       SOLE                   231400        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101     5334   640300 SH       SOLE                   640300        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    26267  3162800 SH       SOLE                  3162800        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103     5932   619900 SH       SOLE                   619900        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    27307  3581300 SH       SOLE                  3581300        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     5624   736550 SH       SOLE                   736550        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    22139  2154600 SH       SOLE                  2154600        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     9299   542223 SH       SOLE                   542223        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507    11995   599732 SH       SOLE                   599732        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      492    48700 SH       SOLE                    48700        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713      463    46300 SH       SOLE                    46300        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     7873   910200 SH       SOLE                   910200        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     5566   662629 SH       SOLE                   662629        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     2746   312069 SH       SOLE                   312069        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     1876   220420 SH       SOLE                   220420        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    15083  1563018 SH       SOLE                  1563018        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788     4139   486902 SH       SOLE                   486902        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796      915    98800 SH       SOLE                    98800        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      538    53000 SH       SOLE                    53000        0        0
STRATS TR AMBAC FIN GP 2007-   CL A CTF CALLA   784786204      343    81600 SH       SOLE                    81600        0        0